Intangible assets	12 Months Ended
Aug. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

6. Intangible assets

During the current year, the Company capitalized development costs related to internally generated software classified as intangible assets.

Intangible assets
Cost
Balance, August 31, 2023	$2,057,525
Additions	1,112,399
Translation adjustment	(1,794)
Balance, August 31, 2024	$3,168,130
Additions	944,187
Translation adjustment	(95,104)
Balance, August 31, 2025	$4,017,213

Accumulated amortization
Balance, August 31, 2023	$338,571
Amortization	616,532
Translation adjustment	1,252
Balance, August 31, 2024	$956,355
Amortization	592,942
Translation adjustment	(27,857)
Balance, August 31, 2025	$1,521,440

Net carrying value
August 31, 2025	$2,495,773
August 31, 2024	$2,211,775

The estimated amortization expense of definite-lived intangible assets is as follows:

Year ending August 31,
2026	831,925
2027	831,925
2028	831,924
$2,495,774

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2025 and 2024

(Expressed in US Dollars)